Warrant Liability (Details) - 9 months ended Sep. 30, 2026 $ in Millions	CAD ($) shares	$ / shares shares
Warrant Liability [Abstract]
Warrants issued	7,500,000
Common share		1.4677
Warrants exercise price (in Dollars per share) | $ / shares		$ 7.83
Outstanding warrants expire date		Sep. 19, 2028
Increase in share price percentage	10.00%
Increase warrant liability | $	$ 4.2